Income Taxes - Narrative (Details) $ in Thousands, € in Millions, $ in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 21, 2017 EUR (€)	Jun. 20, 2016 EUR (€)	Feb. 26, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Nov. 30, 2012 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 20, 2016 USD ($) additional_claim	Jun. 20, 2016 EUR (€) additional_claim	Nov. 30, 2012 USD ($)	Nov. 30, 2012 MXN ($)
Income Tax [Line Items]
Transition Toll Tax, accrued liabilities	$ 60,500							$ 60,500
Transition Toll Tax, accrued liabilities, current	4,800							4,800
Tax Act, income tax benefit								174,700
Income taxes paid (net of refunds)								$ 296,400		$ 183,300	$ 199,200
United Kingdom statutory tax rate (as a percent)								19.25%	19.25%	20.00%	20.25%
Effective tax rate (as a percent)								3.00%	3.00%	18.30%	(228.40%)
Tax rate change (benefit) expense								$ (2,463)		$ (8,422)	$ (4,746)
Excess tax deductions										3,300
Deferred income taxes	41,546							41,546		31,376
Gross tax operating loss carryforwards	1,061,000							1,061,000
Net operating loss carryforward, valuation allowance	819,700							819,700
Valuation allowance, increase (decrease)								32,900		11,900
Provisional repatriation tax amount								9,300
Deferred tax effects on future repatriations	10,200							10,200
Unrecognized tax benefits that, if recognized, would impact effective tax rates	16,600						$ 30,100	16,600		10,800	30,100
Interest expense, penalties and inflationary adjustments recognized in income tax expense								12,100		(100)	(10,000)
Accrued interest on unrecognized tax benefits as of end of year	15,700						3,700	$ 15,700		3,600	$ 3,700
United Kingdom
Income Tax [Line Items]
Tax rate change (benefit) expense							$ 1,400
United Kingdom | Tax Year 2015
Income Tax [Line Items]
Enacted tax rate (as a percent)							20.00%
United Kingdom | Tax Year 2017
Income Tax [Line Items]
Enacted tax rate (as a percent)							19.00%
United Kingdom | Tax Year 2020
Income Tax [Line Items]
Enacted tax rate (as a percent)							18.00%
Italy
Income Tax [Line Items]
Tax rate change (benefit) expense							$ (11,800)
Italy | Tax Year 2015
Income Tax [Line Items]
Enacted tax rate (as a percent)					27.50%
Italy | Tax Year 2017
Income Tax [Line Items]
Enacted tax rate (as a percent)								24.00%	24.00%
Italy | Tax Years 2014 through 2015
Income Tax [Line Items]
Alleged taxes, penalties and adjustments	3,800	€ 3.2
Income tax audit, tax reserve	400							$ 400				€ 0.3
Italy | Tax Years 2006 Through 2010
Income Tax [Line Items]
Alleged taxes, penalties and adjustments | €					€ 200.0
Italy | Tax Years 2011 Through 2014
Income Tax [Line Items]
Alleged taxes, penalties and adjustments | €				€ 275.0
Income tax liability incurred in settlement													$ 15,300	€ 13.5
Number of additional claims | additional_claim													2	2
Alleged improper deduction of VAT | €			€ 140.0
Mexico | Tax Year 2006
Income Tax [Line Items]
Alleged taxes, penalties and adjustments						$ 424			$ 520
Alleged taxes, penalties and adjustments percentage associated with deductibility of cost of goods sold						65.00%
Income tax audit, tax reserve	17,400							17,400							$ 19,100	$ 341
Accounting Standards Update 2016-09
Income Tax [Line Items]
Deferred income taxes										1,200
Accounting Standards Update 2016-09 | Retained earnings
Income Tax [Line Items]
Cumulative effect on retained earnings										$ 1,200
Domestic Tax Authority | United Kingdom
Income Tax [Line Items]
Gross tax operating loss carryforwards	422,700							422,700
Foreign Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards	451,900							451,900
Foreign Tax Authority | United States
Income Tax [Line Items]
Gross tax operating loss carryforwards	186,400							186,400
State
Income Tax [Line Items]
Gross tax operating loss carryforwards	$ 16,400							$ 16,400